EQUITY ISSUANCES (Tables)	6 Months Ended
Jun. 30, 2017
Equity [Abstract]
Schedule of Issuances of Common Units and General Partner Units
The following table summarizes the issuances of common units and general partner units during the six months ended June 30, 2017:

Date	Number of Common Units Issued	Offering Price	Gross Proceeds (in thousands of $) (1)	Net Proceeds (in thousands of $)	Golar's Ownership after the Offering (2)	Use of Proceeds
February 2017	5,175,000	$22.67	119,438	118,774	31.5%	General partnership purposes
______________________________
(1) Includes General Partner's 2% proportionate capital contribution.
(2) Includes Golar's 2% general partner interest in the Partnership.

Schedule of Movement in the Number of Common Units and General Partner Units
The following table shows the movement in the number of common units and general partner units during the six months ended June 30, 2017:

(in units)	Common Units	GP Units
As of December 31, 2016	64,073,291	1,318,517
February 2017 offering	5,175,000	94,714
As of June 30, 2017	69,248,291	1,413,231